Ordinary Share	6 Months Ended
Jun. 30, 2025
Ordinary Share [Abstract]
ORDINARY SHARE

21. ORDINARY SHARE

Micropolis holding was incorporated under the laws of Cayman Islands and is principally engaged in the development of advanced robotics and autonomous systems. The Company’s authorized capital amounts to 200,000,000 shares.

On March 6, 2025, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Network1 Financial Securities, Inc. (the “Underwriter”), relating to the Company’s initial public offering (the “IPO”) of 3,875,000 ordinary shares, par value $0.0001 per share (the “Ordinary Shares”), for a price of $4 per share. On March 10, 2025, the Company completed the IPO pursuant to its registration statement on Form F-1 (File No. 333-276231) (the “Registration Statement”), which was initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on December 22, 2023, as amended, and declared effective by the SEC on March 6, 2025.

3,875,000 Ordinary Shares were sold at an offering price of $4 per share, generating gross proceeds of $15.5 million to the Company, before underwriting discounts and other offering expenses. The IPO was conducted on a firm commitment basis. The Ordinary Shares were approved for listing on NYSE American LLC and commenced trading under the ticker symbol “MCRP” on March 7, 2025. The Company recorded IPO offering expenses of $6,167,050 as a reduction of equity.

On March 24, 2025 and April 14, 2025, respectively, the Company issued 131,748 ordinary shares to Olimp Projects LLC and 881,699 ordinary shares to Art Alexander Balikin pursuant to the cashless exercise of 1,016,250 warrants issued to Olimp Projects LLC.

21.1 Warrant

On March 6, 2025, the Company issued 1,016,250 warrants to Olimp Projects LLC for IPO consulting services, based on the consulting agreement signed on January 1, 2023. Pursuant to the Olimp Warrant, the number of shares for which such warrant is exercisable shall represent 3% of the issued and outstanding ordinary shares of the Company. The warrants were exercisable immediately on the date of issuance until the fifth anniversary of the issuance date at a price of $0.01 per share. The Company valued warrants of approximately $4 million using the Black-Scholes pricing model and recognized it as offering expense for IPO.

On March 10, 2025, the Company also issued warrants to the Underwriter and its designees, which are exercisable during the period commencing from March 10, 2025, and expiring five years from the commencement of sales of the Ordinary Shares in the IPO, entitling the holders of the warrants to purchase an aggregate of 232,500 Ordinary Shares at a per share price of $5 (the “Underwriter’s Warrants”). The Company valued underwriters’ warrants of $0 using residual method.

For the six months ended June 30, 2025, the estimated fair values of the warrant are as follows:

March 7,
2025
Exercise price	$0.01
Stock price	$4.00
Term	5 years
Expected average volatility	93%
Expected dividend yield	-
Risk-free interest rate	4.09%

The Black-Scholes model, which requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The current stock price is based on the Company’s IPO price. Expected volatility is based on the historical stock price volatility of comparable companies’ common stock, as our stock does not have sufficient historical trading activity. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods.

A summary of activity during the six months ended June 30, 2025, is as follows:

	Warrants Outstanding		Weighted Average
	Number of Warrants	Weighted Average Exercise Price	Remaining life (years)
Outstanding, December 31, 2024	-	$-	-
Granted	1,248,750	0.94	5.00
Expired / cancelled	-	-	-
Exercised	(1,016,250)	0.01
Outstanding, June 30, 2025	232,500	$5.00	4.70

As of June 30, 2025, all outstanding warrants are exercisable and the intrinsic value of the warrants is $0.